Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 7,844	$ 7,780
Purchased power	3,652	3,724
Related Party
Purchased power	2,314	2,396
Distribution [Member]
Revenues	5,582	5,660
Distribution [Member] | Related Party
Revenues	355	287
Transmission [Member]
Revenues	2,214	2,077
Transmission [Member] | Related Party
Revenues	$ 2,197	$ 2,064